Employee Benefit Plans - Rollforward of Plan Investment Assets Including Change in Fair Value Classified in Level 3 of Valuation Hierarchy (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Foreign Pension Benefits
Change in fair value of plan assets
Fair value at beginning of period	$ 930	$ 782
Total gains or (losses) included in earnings (or changes in net assets)	88	107
Fair value at end of period	997	930
Domestic Pension Benefits
Change in fair value of plan assets
Fair value at beginning of period	4,721	4,278
Total gains or (losses) included in earnings (or changes in net assets)	383	589
Fair value at end of period	4,942	4,721
Level 3 | Foreign Pension Benefits
Change in fair value of plan assets
Fair value at beginning of period	63	58
Fair value measurements using significant unobservable inputs—foreign plans—for the year ended Dec. 31, 2014	24
Total gains or (losses) included in earnings (or changes in net assets)	1	5
Fair value at end of period	88	63
Change in unrealized gains or (losses) for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	1	5
Level 3 | Foreign Pension Benefits | Venture Capital and Partnership Interests
Change in fair value of plan assets
Fair value at beginning of period	44	41
Fair value measurements using significant unobservable inputs—foreign plans—for the year ended Dec. 31, 2014	24
Total gains or (losses) included in earnings (or changes in net assets)	0	3
Fair value at end of period	68	44
Change in unrealized gains or (losses) for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	0	3
Level 3 | Foreign Pension Benefits | Corporate Debt Obligations
Change in fair value of plan assets
Fair value at beginning of period	19	17
Total gains or (losses) included in earnings (or changes in net assets)	1	2
Fair value at end of period	20	19
Change in unrealized gains or (losses) for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	1	2
Level 3 | Domestic Pension Benefits
Change in fair value of plan assets
Fair value at beginning of period	229	235
Total gains or (losses) included in earnings (or changes in net assets)	34	13
Purchases	1	3
Sales	(22)	(22)
Fair value at end of period	242	229
Change in unrealized gains or (losses) for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	18	(3)
Level 3 | Domestic Pension Benefits | Funds of funds
Change in fair value of plan assets
Fair value at beginning of period	143	130
Total gains or (losses) included in earnings (or changes in net assets)	9	13
Sales	(1)	0
Fair value at end of period	151	143
Change in unrealized gains or (losses) for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	7	11
Level 3 | Domestic Pension Benefits | Venture Capital and Partnership Interests
Change in fair value of plan assets
Fair value at beginning of period	86	105
Total gains or (losses) included in earnings (or changes in net assets)	25	0
Purchases	1	3
Sales	(21)	(22)
Fair value at end of period	91	86
Change in unrealized gains or (losses) for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	11	(14)
Fair Value, Measurements, Recurring | Foreign Pension Benefits
Change in fair value of plan assets
Fair value at end of period	997	930
Fair Value, Measurements, Recurring | Foreign Pension Benefits | Venture Capital and Partnership Interests
Change in fair value of plan assets
Fair value at end of period	68	44
Fair Value, Measurements, Recurring | Foreign Pension Benefits | Corporate Debt Obligations
Change in fair value of plan assets
Fair value at end of period	154	86
Fair Value, Measurements, Recurring | Domestic Pension Benefits
Change in fair value of plan assets
Fair value at end of period	4,942	4,721
Fair Value, Measurements, Recurring | Domestic Pension Benefits | Funds of funds
Change in fair value of plan assets
Fair value at end of period	151	143
Fair Value, Measurements, Recurring | Domestic Pension Benefits | Venture Capital and Partnership Interests
Change in fair value of plan assets
Fair value at end of period	91	86
Fair Value, Measurements, Recurring | Level 3 | Foreign Pension Benefits
Change in fair value of plan assets
Fair value at end of period	88	63
Fair Value, Measurements, Recurring | Level 3 | Foreign Pension Benefits | Venture Capital and Partnership Interests
Change in fair value of plan assets
Fair value at end of period	68	44
Fair Value, Measurements, Recurring | Level 3 | Foreign Pension Benefits | Corporate Debt Obligations
Change in fair value of plan assets
Fair value at end of period	20	19
Fair Value, Measurements, Recurring | Level 3 | Domestic Pension Benefits
Change in fair value of plan assets
Fair value at end of period	242	229
Fair Value, Measurements, Recurring | Level 3 | Domestic Pension Benefits | Funds of funds
Change in fair value of plan assets
Fair value at end of period	151	143
Fair Value, Measurements, Recurring | Level 3 | Domestic Pension Benefits | Venture Capital and Partnership Interests
Change in fair value of plan assets
Fair value at end of period	$ 91	$ 86